Victory Pioneer Multi-Asset Ultrashort Income Fund Expense Example - Victory Pioneer Multi-Asset Ultrashort Income Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	744
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,102
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	462
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	$ 573